LEASES (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Operating Leases Weighted-average Remaining Lease Term	1 year 11 months 8 days	1 year 29 days
Discount Rate Operating Leases	11.00%	11.00%